Revenue - Summary of Assets and Liabilities Related to Contracts with Customers Recognised (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total other current liabilities	$ 285,221	$ 71,985
Hardware sales
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total other current liabilities	56,653	$ 71,985
Services sales
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total other current liabilities	$ 228,568